Warrant liabilities - ECARX Warrants in connection with the Merger (Details)	1 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2025 $ / shares decimal	Dec. 31, 2024 decimal $ / shares
ECARX Warrants
Warrant liabilities
Number of warrants issued (in shares)	23,871,971
ECARX Public Warrants
Warrant liabilities
Number of warrants issued (in shares)	14,999,971
Number of days after the completion of the Merger for commencement of exercise of warrants	30 days
Exercise price of warrants, (in USD per share) | $ / shares		$ 11.50
Warrant term		5 years
ECARX Private Warrants
Warrant liabilities
Number of warrants issued (in shares)	8,872,000
Risk-free rate of return (%) | Significant Unobservable Inputs (Level 3) | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.0347	0.0427
Volatility | Significant Unobservable Inputs (Level 3) | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.7100	0.5020
Expected dividend yield | Significant Unobservable Inputs (Level 3) | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.000	0.000
Expected term | Significant Unobservable Inputs (Level 3) | ECARX Private Warrants
Warrant liabilities
Warrants measurement input | decimal		2	3
Fair value of the underlying ordinary shares (in USD or RMB per share) | Significant Unobservable Inputs (Level 3) | ECARX Private Warrants
Warrant liabilities
Warrants measurement input | $ / shares		1.72	2.11